Capital and funding - Summary of Treasury Shares Movements (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity and liabilities [abstract]
Treasury shares at beginning of period		€ (959)	€ (4,809)
Repurchase of shares	[1]	(1,508)	(1,507)	€ (1,509)
Cancellation of PLC shares		0	5,282	0
Other purchases and utilisations		171	75
Treasury shares at end of period		€ (2,296)	€ (959)	€ (4,809)

[1]	Repurchase of shares reflects the cost of acquiring ordinary shares as part of the share buyback programme announced on 10 February 2022 and 8 February 2024.